CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 1,301,122	$ 252,145	$ 1,143,175
Investment in trading securities		39,930	634,826
Prepaid expenses & other	$ 411,464	158,849	52,959
Total Current Assets	1,712,586	450,924	1,830,960
Property & equipment, net	5,712	11,727	35,429
Intangible assets, net	328,295	357,540	49,339
Total Assets	2,046,593	820,191	$ 1,915,728
Current Liabilities:
Convertible notes payable - short term, net (see Note 4)	4,330,274	2,123,416
Accounts payable	1,672,185	1,064,480	$ 183,298
Derivative liabilities	1,385,695	1,354,319	2,549,196
Accrued expenses & other	1,569,444	1,074,611	239,673
Total Current Liabilities	8,957,598	5,616,826	2,972,167
Stockholders' Equity (Deficit):
Common stock Class A - $0.001 par value, 100,000,000 shares authorized, 30,366,011 and 29,197,497 shares issued and outstanding at September 30, 2015 and December 31, 2014, respectively	30,367	29,199	25,676
Additional paid-in capital	24,246,736	24,034,203	23,084,429
Accumulated deficit	(31,194,268)	(28,866,683)	(24,174,622)
Total Stockholders' Deficit	(6,911,005)	(4,796,635)	(1,056,439)
Total Liabilities and Stockholders' Deficit	2,046,593	820,191	1,915,728
Series A Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock Series A; $0.001 par value, 3,500,000 shares designated; 462,922 and 949,477 shares issued and outstanding at September 30, 2015 and December 31, 2014, respectively (preference in liquidation of $394,032 at September 30, 2015) Preferred stock Series B; $0.001 par value, 12,000,000 shares designated 5,694,571 shares issued and outstanding at September 30, 2015 and December 31, 2014 (preference in liquidation of $5,521,222 at September 30, 2015)	465	951	2,352
Total Stockholders' Deficit		951	2,352
Series B Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock Series A; $0.001 par value, 3,500,000 shares designated; 462,922 and 949,477 shares issued and outstanding at September 30, 2015 and December 31, 2014, respectively (preference in liquidation of $394,032 at September 30, 2015) Preferred stock Series B; $0.001 par value, 12,000,000 shares designated 5,694,571 shares issued and outstanding at September 30, 2015 and December 31, 2014 (preference in liquidation of $5,521,222 at September 30, 2015)	$ 5,695	5,695	5,726
Total Stockholders' Deficit		$ 5,695	$ 5,726